Provisions for expected credit losses/impairment charges - Loans and Credit Commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Loans and credit commitments
Gross loans and credit commitments	$ 895,602	$ 909,718
Coverage ratio (as a percentage)	0.68%	0.43%
Performing - Stage 1
Loans and credit commitments
Gross loans and credit commitments	$ 812,450	$ 865,383
Coverage ratio (as a percentage)	0.13%	0.10%
Performing - Stage 2
Loans and credit commitments
Gross loans and credit commitments	$ 71,841	$ 37,484
Coverage ratio (as a percentage)	4.00%	4.47%
Non-performing - Stage 3
Loans and credit commitments
Gross loans and credit commitments	$ 11,311	$ 6,851
Coverage ratio (as a percentage)	19.21%	19.78%
Loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 5,602	$ 3,608
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	6,132	3,913	$ 3,053
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	611	412	422
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	5,521	3,501	2,631
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,916	1,108	482
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing | Individually assessed
Loans and credit commitments
Provisions for expected credit losses			97
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses			385
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	856	975	764
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal | Individually assessed
Loans and credit commitments
Provisions for expected credit losses			3
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses			761
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	3,360	1,830	1,807
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business | Individually assessed
Loans and credit commitments
Provisions for expected credit losses			322
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses			1,485
Loans and credit commitments | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,904	1,101
Loans and credit commitments | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	774	904
Loans and credit commitments | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,924	1,603
Loans and credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	530	305
Loans and credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	12	7
Loans and credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	82	71
Loans and credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	436	227
Loans and credit commitments | Performing - Stage 1
Loans and credit commitments
Provisions for expected credit losses	902	763
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,084	884
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,084	884
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	192	163
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	216	268
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	676	453
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	185	158
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	180	232
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	537	373
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	182	121
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	7	5
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	36	36
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	139	80
Loans and credit commitments | Performing - Stage 2
Loans and credit commitments
Provisions for expected credit losses	2,537	1,496
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,875	1,674
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,875	1,674
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	747	354
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	408	459
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,720	861
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	742	352
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	362	424
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,433	720
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	338	178
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	5	2
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	46	35
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	287	141
Loans and credit commitments | Non-performing - Stage 3
Loans and credit commitments
Provisions for expected credit losses	2,163	1,349
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,173	1,355
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	611	412
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,562	943
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	977	591
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	232	248
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	964	516
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	977	591
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	232	248
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	954	510
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	10	6
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	10	6
Parent Entity
Loans and credit commitments
Gross loans and credit commitments	$ 784,496	$ 803,526
Coverage ratio (as a percentage)	0.66%	0.42%
Parent Entity | Performing - Stage 1
Loans and credit commitments
Gross loans and credit commitments	$ 712,381	$ 764,311
Coverage ratio (as a percentage)	0.13%	0.10%
Parent Entity | Performing - Stage 2
Loans and credit commitments
Gross loans and credit commitments	$ 61,822	$ 32,966
Coverage ratio (as a percentage)	3.87%	4.31%
Parent Entity | Non-performing - Stage 3
Loans and credit commitments
Gross loans and credit commitments	$ 10,293	$ 6,249
Coverage ratio (as a percentage)	18.16%	19.38%
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 5,172	$ 3,378	2,613
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	520	364	375
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	4,652	3,014	2,238
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,688	1,033	598
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing | Individually assessed
Loans and credit commitments
Provisions for expected credit losses			82
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses			516
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	715	843	527
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal | Individually assessed
Loans and credit commitments
Provisions for expected credit losses			3
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses			524
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,769	1,502	1,488
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business | Individually assessed
Loans and credit commitments
Provisions for expected credit losses			290
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses			$ 1,198
Parent Entity | Loans and credit commitments | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,693	3,103
Parent Entity | Loans and credit commitments | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,679	1,028
Parent Entity | Loans and credit commitments | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	652	782
Parent Entity | Loans and credit commitments | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,362	1,293
Parent Entity | Loans and credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	479	275
Parent Entity | Loans and credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	9	5
Parent Entity | Loans and credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	63	61
Parent Entity | Loans and credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	407	209
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	913	747
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	913	747
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	149	141
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	190	229
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	574	377
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	752	640
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	145	137
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	162	200
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	445	303
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	161	107
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	4	4
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	28	29
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	129	74
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,390	1,420
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,390	1,420
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	635	335
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	332	401
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,423	684
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,081	1,257
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	630	334
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	297	369
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,154	554
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	309	163
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	5	1
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	35	32
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	269	130
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,869	1,211
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	520	364
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,349	847
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	904	557
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	193	213
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	772	441
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,860	1,206
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	904	557
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	193	213
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	763	436
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	9	5
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	$ 9	$ 5